IMPAIRMENT CHARGES (Tables)	12 Months Ended
Dec. 31, 2022
Asset Impairment Charges [Abstract]
Impairment of long-lived assets and goodwill

	Year Ended December 31,
	2022			2021		2020
	Long-lived and other assets (1)	Goodwill	Total	Long-lived and other assets (1)	Total	Long-lived and other assets (1)	Total
CC&V	$511	$—	$511	$—	$—	$1	$1
Porcupine	—	341	341	—	—	1	1
Éléonore	—	—	—	1	1	—	—
Peñasquito	4	—	4	1	1	4	4
Merian	1	—	1	1	1	—	—
Cerro Negro	—	459	459	3	3	4	4
Yanacocha	—	—	—	1	1	—	—
Boddington	2	—	2	3	3	2	2
Ahafo	1	—	1	2	2	3	3
Akyem	—	—	—	1	1	4	4
NGM	1	—	1	—	—	8	8
Corporate and Other	—	—	—	12	12	22	22
Impairment charges	$520	$800	$1,320	$25	$25	$49	$49
____________________________
(1)Primarily relates to non-cash write-downs of various assets that are no longer in use, except for certain impairment charges described below.